Unaudited interim condensed consolidated balance sheets - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Cash and cash equivalents	SFr 846.6	SFr 924.3
Trade receivables	333.8	246.1
Inventories	360.4	419.2
Other current financial assets	51.8	56.4
Other current operating assets	139.3	113.7
Current assets	1,731.9	1,759.7
Property, plant and equipment	127.2	127.2
Right-of-use assets	476.6	323.6
Intangible assets	55.3	58.3
Deferred tax assets	152.5	107.8
Non-current assets	811.7	617.0
Assets	2,543.6	2,376.7
Trade payables	160.7	166.5
Current lease liabilities	70.9	59.1
Other current financial liabilities	52.8	51.3
Other current operating liabilities	320.9	299.3
Current provisions	16.9	21.7
Income tax liabilities	63.6	62.5
Current liabilities	685.9	660.4
Employee benefit obligations	7.0	8.6
Non-current provisions	17.4	14.9
Non-current lease liabilities	426.9	288.5
Other non-current financial liabilities	0.7	1.7
Deferred tax liabilities	8.8	10.8
Non-current liabilities	460.7	324.5
Share capital	33.7	33.7
Treasury shares	(26.6)	(26.8)
Capital reserves	1,242.8	1,210.0
Other reserves	(47.6)	(4.0)
Retained earnings	194.7	178.9
Equity	1,397.0	1,391.8
Equity and liabilities	SFr 2,543.6	SFr 2,376.7